G. Stock-Based Compensation - Nonvested Options (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
G. Stock-Based Compensation - Nonvested Options Details 1
Nonvested beginning	1,482,286	406,766	406,766	592,907
Granted	2,745,000		3,070,000	691,250
Vested			(1,994,480)	(839,891)
Forfeited			0	(37,500)
Nonvested ending			1,482,286	406,766
Weighted Average Grant-Date Fair Value, Nonvested beginning	$ 553,937	$ 106,194	$ 106,194	$ 295,461
Granted			1,135,070	190,660
Vested			(687,327)	(369,320)
Forfeited			0	(10,607)
Weighted Average Grant-Date Fair Value, Nonvested ending			$ 553,937	$ 106,194